RELATED PARTY TRANSACTIONS (Details 2) (Trade Lead and Tianshi, CNY) In Thousands, unless otherwise specified	Jan. 31, 2012	Jan. 06, 2012	Sep. 30, 2011
Trade Lead and Tianshi
BUSINESS COMBINATIONS
Percentage of equity interest acquired	95.00%	95.00%	5.00%
Cash paid, which was previously held on deposits by Trade Lead, to acquire equity interest			1,707
Percentage of Ownership		100.00%